PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 604,105	$ 545,733
Accumulated depreciation	429,691	386,448
Depreciated cost	174,414	159,285
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	249,677	231,714
Accumulated depreciation	204,631	186,146
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment gross	309,383	247,763
Accumulated depreciation	194,262	147,657
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,148	6,460
Accumulated depreciation	78	5,103
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	41,897	59,796
Accumulated depreciation	$ 30,720	$ 47,542